Other Payables and Accruals	12 Months Ended
Dec. 31, 2010
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
20. OTHER PAYABLES AND ACCRUALS

	2009	2010
	RMB	RMB

Salary and welfare payable	181,740,404	254,394,547
Unpaid advertisement and promotion fee	229,496,086	206,351,495
Unpaid rental for server software	48,435,022	1,906,556
Advance from customers	66,115,682	94,254,418
Accrued interest for convertible debt	7,453,640	7,413,878
Unpaid audit fee	19,289,841	23,383,744
Acquisition related obligation	48,800,000	67,623,584
Deposits from distributors	33,257,943	23,505,933
Payable to employees due to exercise of options	54,470,589	5,432,180
Research & design fee payable	13,182,148	15,048,916
Reimbursement payable	2,839,581	12,123,893
Accrued litigation	—	4,938,776
Other payables	82,480,575	110,534,129

Total	787,561,511	826,912,049